Commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Commitments
Future minimum lease payments receivable	$ 376,695	$ 150,634
Income from sub-leasing of right-of-use assets	0	0
Less than one year
Commitments
Future minimum lease payments receivable	223,847	81,375
Two to five years
Commitments
Future minimum lease payments receivable	151,451	$ 69,259
More than five years
Commitments
Future minimum lease payments receivable	$ 1,397